Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies [Abstract]
Navios Maritime Acquisition Corporation and Subsidiaries

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2019	2018	2017
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antikithira Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antiparos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Crete Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Folegandros Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ikaria Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ios Shipping Corporation	Vessel-Owning Company(8)	Cayman Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kithira Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mytilene Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rhodes Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Serifos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Loyalty Limited	Former Vessel-Owning Company(1)	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Navigator Limited	Former Vessel-Owning Company(2)	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sifnos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skiathos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skopelos Shipping Corporation	Vessel-Owning Company(8)	Cayman Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31

Syros Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thera Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Psara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antipsara Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Samothrace Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thasos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Limnos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skyros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Alonnisos Shipping Corporation	Former Vessel-Owning Company(4)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Makronisos Shipping Corporation	Former Vessel-Owning Company(4)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Iraklia Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Paxos Shipping Corporation	Former Vessel-Owning Company(5)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Donoussa Shipping Corporation	Former Vessel-Owning Company(6)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Schinousa Shipping Corporation	Former Vessel-Owning Company(7)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kerkyra Shipping Corporation	Vessel-Owning Company(3)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Zakynthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Leros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kimolos Shipping Corporation	Former Vessel-Owning Company(13)	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Samos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tilos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Delos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Agistri Shipping Corporation	Operating Subsidiary	Malta	1/1 - 12/31	1/23 - 12/31	—
Olivia Enterprises Corp.	Vessel-Owning Company(10)	Marshall Is.	1/1 - 12/31	7/3 - 12/31	—
Cyrus Investments Corp.	Vessel-Owning Company(10)	Marshall Is.	1/1 - 12/31	7/3 - 12/31	—
Doxa International Corp.	Vessel-Owning Company(10)	Marshall Is.	4/10 - 12/31	—	—
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Midstream Operating LLC	Sub-Holding Company	Marshall Is.	1/1 - 12/31	12/14-12/31	—
Navios Maritime Midstream Partners L.P.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	12/14-12/31	—
Navios Maritime Midstream Partners Finance (US) Inc.	Co-borrower	Delaware	1/1 - 12/31	12/14-12/31	—
Shinyo Kannika Limited	Former Vessel- Owning Company	Hong Kong	1/1 - 12/31
Shinyo Ocean Limited	Former Vessel-Owning Company(11)	Hong Kong	1/1 - 12/31	12/14-12/31	—
Shinyo Saowalak Limited	Vessel-Owning Company	British Virgin Is.	1/1 - 12/31	12/14-12/31	—
Shinyo Kieran Limited	Vessel-Owning Company	British Virgin Is.	1/1 - 12/31	12/14-12/31	—
Shinyo Dream Limited	Former Vessel-Owning Company(12)	Hong Kong	1/1 - 12/31	12/14-12/31	—
Sikinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	12/14-12/31	—
Alkmene Shipping Corporation	Vessel-Owning Company(14)	Marshall Is.	12/14-12/31	—	—
Persephone Shipping Corporation	Vessel-Owning Company(14)	Marshall Is.	12/14-12/31	—	—
Rhea Shipping Corporation	Vessel-Owning Company(14)	Marshall Is.	12/20-12/31	—	—
Aphrodite Shipping Corporation	Vessel-Owning Company(14)	Marshall Is.	12/20-12/31	—	—
Dione Shipping Corporation	Vessel-Owning Company(14)	Marshall Is.	12/20-12/31	—	—

(1)	Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.
(2)	Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.

(3)	Navios Midstream acquired all of the outstanding shares of capital stock of the vessel-owning subsidiary on March 29, 2018.

(4)

Each company had the rights over a shipbuilding contract of an MR2 product tanker vessel. In February 2015, these shipbuilding contracts were terminated, with no exposure to Navios Acquisition, due to the shipyard’s inability to issue a refund guarantee.

(5)	Former vessel-owner of the Nave Lucida which was sold to an unaffiliated third party on January 27, 2016.

(6)	Former vessel-owner of the Nave Universe which was sold to an unaffiliated third party on October 4, 2016.

(7)	Former vessel-owner of the Nave Constellation which was sold to an unaffiliated third party on November 15, 2016.

(8)	Currently, vessel-operating company under a sale and leaseback transaction.

(9)	The vessel Shinyo Kannika was sold to an unaffiliated third party on March 22, 2018.

(10)

Bareboat chartered-in vessels with purchase option, to be delivered in the third and fourth quarter of 2020. In the first quarter of 2019, the Company exercised the option for a third VLCC newbuilding under a bareboat operating lease with an expected delivery in the third quarter of 2021.

(11)

In March 2019, the Shinyo Ocean, a 2001-built VLCC vessel of 281,395 dwt was involved in a collision incident. The Company maintains insurance coverage for such types of events (subject to applicable deductibles and other customary limitations). In May 10, 2019, Navios Acquisition sold the Shinyo Ocean, a 2001-built VLCC vessel of 281,395 dwt to an unaffiliated third party for a sale price of $12,525.

(12)	On March 25, 2019, Navios Acquisition sold the C. Dream, a 2000-built VLCC vessel of 298,570 dwt to an unaffiliated third party for a sale price of $21,750.

(13)	On October 8, 2019, Navios Acquisition sold the Nave Electron, a 2002-built VLCC vessel of 305,178 dwt to an unaffiliated third party for a sale price of $25,250.
(14)	In December 2019, Navios Acquisition acquired five product tankers, two LR1 product tankers and three MR1 product tankers following the liquidation of Navios Europe I.

Options to extend or terminate a lease

Vessel	Option
Nave Aquila	Charterer’s option to extend the charter for one year at $16,886 net per day.
Nave Pulsar	Charterer’s option to extend the charter for one year at $16,590 net per day plus ice-transit premium.
Nave Cetus	Charterer has the option to either charter the vessel for a period of two years at a rate of $16,088 net per day plus one optional year at a rate of $17,063 net per day.
Nave Luminosity	Charterer’s option to extend the charter for one year at $18,022 net per day.
Nave Spherical	Contract provides 100% of BITR TD3C-TCE index plus $5,000 for a period of three years plus one optional year with 100% BITR TD3C index plus $1,500.
TBN	Charterer’s option to extend the bareboat charter for five years at $29,751 net per day.